AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JULY 24, 2018.

No. 333-221046

No. 811-23304

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 9	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 10	☒

(Check appropriate box or boxes)

Invesco Exchange-Traded

Self-Indexed Fund Trust

(Exact Name of Registrant as Specified in Charter)

3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code: (800) 983-0903

Anna Paglia, Esquire

3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515

(Name and Address of Agent for Service)

With Copies to:

Alan P. Goldberg Stradley Ronon Stevens & Young, LLP 191 North Wacker Drive, Suite 1601 Chicago, Illinois 60606	Eric S. Purple Stradley Ronon Stevens & Young, LLP 1250 Connecticut Ave, NW, Suite 500 Washington, DC 20036

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	on [date] pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)
☐	on [date] pursuant to paragraph (a)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on [date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This filing relates solely to the following series of the Registrant:

Invesco Emerging Markets Debt Defensive ETF

Invesco Emerging Markets Debt Value ETF

Invesco High Yield Defensive ETF (currently, Invesco Corporate Income Defensive ETF)

Invesco High Yield Value ETF (currently, Invesco Corporate Income Value ETF)

Invesco Investment Grade Defensive ETF

Invesco Investment Grade Value ETF

Invesco Multi-Factor Core Fixed Income ETF

Invesco Multi-Factor Core Plus Fixed Income ETF

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Downers Grove and State of Illinois, on the 24th day of July, 2018.

Invesco Exchange-Traded Self-Indexed Fund Trust

By:	/s/ Daniel E. Draper
Daniel E. Draper

Title:	President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Daniel E. Draper Daniel E. Draper	President	July 24, 2018

/s/ Steven M. Hill Steven M. Hill	Treasurer	July 24, 2018

/s/ Anna Paglia Anna Paglia	Secretary	July 24, 2018

*/s/ Ronn R. Bagge Ronn R. Bagge	Trustee	July 24, 2018

*/s/ Todd J. Barre Todd J. Barre	Trustee	July 24, 2018

*/s/ Kevin M. Carome Kevin M. Carome	Trustee	July 24, 2018

*/s/ Marc M. Kole Marc M. Kole	Trustee	July 24, 2018

*/s/ Yung Bong Lim Yung Bong Lim	Trustee	July 24, 2018

*/s/ Philip M. Nussbaum Philip M. Nussbaum	Trustee	July 24, 2018

*/s/ Gary R. Wicker Gary R. Wicker	Trustee	July 24, 2018

*/s/ Donald H. Wilson Donald H. Wilson	Chairman and Trustee	July 24, 2018

*By: /s/ Anna Paglia Anna Paglia Attorney-In-Fact		July 24, 2018

* Anna Paglia signs on behalf of the powers of attorney filed with the initial N-1A to the Trust’s Registration Statement and incorporated by reference herein.

EXHIBIT INDEX

Index No.	Description of Exhibit

Ex - 101.ins	XBRL Instance Document

Ex - 101.sch	XBRL Taxonomy Extension Schema Document

Ex - 101.cal	XBRL Taxonomy Extension Calculation Linkbase Document

Ex - 101.def	XBRL Taxonomy Extension Definition Linkbase Document

Ex - 101.lab	XBRL Taxonomy Extension Label Linkbase Document

Ex - 101.pre	XBRL Taxonomy Extension Presentation Linkbase Document